Short-Term Notes Payable	12 Months Ended
Dec. 31, 2011
Short-Term Notes Payable [Abstract]
Short-Term Notes Payable [Text Block]

10.           Short-Term Notes Payable

Other short-term notes payable consisted of the following:

Description	December 31, 2011	December 31, 2010
Promissory note to Mike Labadie, with a face amount of $75,000, at 15% per annum (A)	$-	$-

Promissory note to Roger Hackett, with a face amount of $50,000, at 7% per annum (B)	-	-

Promissory note to Stahmer Trust, with a face amount of $28,425, at 10% per annum (C)	-	28,425

Promissory note to LaBahn, with a face amount of $12,822, at 10% per annum (D)	-	12,822

Promissory notes to Labadie and Martha Labadie, with a total face amount of $150,000, at 12.5% per annum (E)	-	-

Promissory note to James Southard, with a total face amount of $10,000 (F)	-	10,000
Total other short-term notes payable	$-	$51,247

(A)           During 2008, the Company received an advance totaling $75,000 from Mike Labadie (“Labadie”) and was due on demand.  The note bore interest at the rate of 15% per annum.  The note was guaranteed by a related party.  During 2010 the Company settled outstanding interest on this loan by negotiating forgiveness of $11,326 of accrued interest (See Note 20) and repaid the remaining interest and outstanding principal in full.

(B)           On March 3, 2009, the Company issued a $50,000 promissory note to Roger Hackett. The note and unpaid interest had an original maturity date of March 3, 2010, and bore interest at an annual rate of 7% per annum.  The note was repaid in 2010.

(C)           During 2010, the Company settled outstanding interest on convertible notes with Stahmer Trust in the amount of $28,425, as disclosed in Note 9, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(D)           During 2010, the Company settled outstanding interest on a convertible note with LaBahn in the amount of $12,822, as disclosed in Note 9, by issuing this promissory note.  This note bore interest at the rate of 10% per annum. The note matured and was paid on August 12, 2011.

(E)           On August 18, 2008, the Company entered into an agreement with Labadie and Martha Labadie (“Martha”), in which the Company received $150,000 for the purpose of constructing a 1,600 square foot shipping container home (“Harbinger House”) as a demonstration unit to be used for display at conventions.  Per the terms of the agreement, the Company had the option, if exercised by February 28, 2009, to repay the $150,000 of principal and 12.5% interest, or to sell the property to a third party and repay the $150,000 of principal and 30% of any net profits received from the sale.  If neither event occurred, the Company had the obligation to repay Martha at $150,000 plus $25,000 to settle the note. The Company repaid the $150,000 plus $25,000 during 2010.

The Harbinger House was damaged during transport during 2008 and was written down to an impaired value of $35,000 as of December 31, 2009 and included as part of inventory.  The value of the Harbinger House was further judged to be impaired and was written off as of December 31, 2010.

(F)           During March 2009, the Company received an advance from James Southard in the amount of $10,000. The note was non-interest bearing and was due on demand. During November 2011, the Company and James Southard agreed to settle the note for 50,000 shares of common stock of the Company.

Interest expense for other short-term notes payable amounted to $2,520 and $2,340 for the years ended December 31, 2011 and 2010, respectively.